Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2012 August Restructuring Activities (Detail) (Fiscal 2012 August Restructuring [Member], Facilities Costs [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fiscal 2012 August Restructuring [Member] | Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	$ 6,500	$ 7,788
Restructuring costs paid	(2,930)	(2,576)
Accretion expense	218	417
Adjustment	574	1,020
Currency translation adjustment	(440)	(149)
Accrued restructuring obligation at end of period	$ 3,922	$ 6,500